DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	Feb. 29, 2020
Minimum
Lessee, Lease, Description [Line Items]
Operating lease period	15 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease period	20 years